Document and Entity Information	Feb. 08, 2023
Cover [Abstract]
Entity Registrant Name	Horizon Global Corp
Amendment Flag	false
Entity Central Index Key	0001637655
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 08, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-37427
Entity Tax Identification Number	47-3574483
Entity Address, Address Line One	47912 Halyard Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Plymouth
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48170
City Area Code	(734)
Local Phone Number	656-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	HZN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false